ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2024
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

5. ACCOUNTS RECEIVABLE, NET

	As of December 31,
	2023	2024
	RMB	RMB

Receivables from the distribution sales(1)	62,576	54,978
Factoring receivables	29,147	28,149
Receivables from merchants under marketplace business	6,613	6,329
Receivables from sales channels on other platforms	894	490
Receivables from other revenue	241	292
Less: allowance for credit losses	(35,159)	(34,005)
Total accounts receivable, net	64,312	56,233

(1)	The Group sells merchandise mainly through an independent distributor, Customer A, with credit term granted. As of December 31, 2024, receivables from the distribution sales due from Customer A was RMB 54,978 and the corresponding allowance for credit losses was RMB 2,599.

YUNJI INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)